Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2025		Mar. 31, 2024		Sep. 30, 2024		Sep. 30, 2023
Income Statement [Abstract]
REVENUE	$ 341,906		$ 365,220		$ 696,549		$ 730,633		$ 1,440,096		$ 1,555,542
Cost of Sales	109,616		109,585		217,174		222,884		445,466		409,705
GROSS PROFIT	232,290		255,635		479,375		507,749		994,630		1,145,837
OPERATING EXPENSES
Sales and marketing expenses	56,622		28,341		78,667		80,339		130,443		54,294
General and administrative expenses	560,551		409,569		1,107,790		703,624		1,653,623		1,287,290
Research and development expenses									150,000		100,000
Total operating expenses	617,173		437,910		1,186,457		783,963		1,934,066		1,441,584
Loss before income taxes	(384,883)		(182,275)		(707,082)		(276,214)		(939,436)		(295,747)
Income tax benefit	(5,298)				(5,298)
Net loss	(390,181)		(182,275)		(712,380)		(276,214)		(939,436)		(295,747)
Less: net loss attributable to non-controlling interest											(18,370)
Net loss attributable to Aether Holdings, Inc.									(939,436)		(277,377)
Comprehensive loss	$ (390,181)		$ (182,275)		$ (712,380)		$ (276,214)		(939,436)		(277,377)
Less: comprehensive loss attributable to non-controlling interest
Comprehensive loss attributable to Aether Holdings, Inc.									$ (939,436)		$ (295,747)
Loss per share, Basic	$ (0.04)	[1]	$ (0.02)	[1]	$ (0.07)	[1]	$ (0.03)	[1]	$ (0.10)	[2]	$ (0.04)	[2]
Loss per share, Diluted	$ (0.04)	[1]	$ (0.02)	[1]	$ (0.07)	[1]	$ (0.03)	[1]	$ (0.10)	[2]	$ (0.04)	[2]
Weighted average number of shares outstanding - Basic	10,031,273	[1]	9,531,267	[1]	10,031,273	[1]	9,181,426	[1]	9,499,792	[2]	7,918,379	[2]
Weighted average number of shares outstanding - Diluted	10,031,273	[1]	9,531,267	[1]	10,031,273	[1]	9,181,426	[1]	9,499,792	[2]	7,918,379	[2]

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the 1.2-for-1 reverse stock split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the 1.2-for-1 reverse stock split.